Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Jan. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018
Business Combinations [Line Items]
Goodwill		$ 951,390	$ 944,298	$ 944,298
Acquired finite lived intangible assets weighted average useful life		12 years 10 months 24 days
Working capital adjustment recognized		$ 600
Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, total purchase price	$ 18,500	18,453
Business combination, date of acquisition	Jan. 31, 2020
Business combination, recognized identifiable assets acquired and liabilities assumed, intangible assets including goodwill	$ 11,600	18,453
Goodwill		7,092
Goodwill, expected tax deductible amount		7,100
Acquired finite lived intangible assets weighted average useful life	14 years 3 months 18 days
Business combination increase decrease in the value of goodwill		800
Return Polymers Inc [Member] | Acquisition date
Business Combinations [Line Items]
Goodwill	$ 6,300
Customer relationships [Member] | Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 4,600
Acquired finite lived intangible assets useful life	15 years
Business combination adjustment made to the value of intangible assets		$ (200)
Trademarks [Member] | Return Polymers Inc [Member]
Business Combinations [Line Items]
Business combination, recognized identifiable assets acquired and liabilities assumed, finite-lived intangibles	$ 700
Acquired finite lived intangible assets useful life	10 years